Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (1,903,277)	$ (2,561,907)	$ (1,093,241)
Adjustments to reconcile net income to cash and restricted cash provided by (used in) operating activities:
Depreciation and amortization	105,642	57,428	62,971
Deferred income tax expense			74,243
Impairment loss recognised in respect of receivables	134,808	4,548	54,896
Accounts receivable	14,074	(34,350)	763,240
Prepaid expenses and other current assets	(39,263)	(4,064,584)	(132,021)
Interest accrued for lease liabilities	5,508	1,342
Contract liabilities			(154,106)
Payment of lease liabilities	(89,568)	(16,851)
Accrued expenses and other current liabilities	(54,868)	(65,086)	41,354
Net cash used in operating activities	(1,826,944)	(6,679,460)	(382,664)
Cash flows from investing activities
Acquisition of plant and equipment	(23,433)		(19,977)
Acquisition of Intangible assets		(34,346)
Investment in loans receivable			(5,500,000)
Net cash used in investing activities	(23,433)	(34,346)	(5,519,977)
Cash flows from financing activities
Deferred initial public offering costs			765,885
Proceeds from IPO			16,912,053
Proceeds from (Repayment to) related party loans	339,526	(156,311)	(1,276,641)
Net cash provided by (used in) financing activities	339,526	(156,311)	16,401,297
Reconciliation of cash and restricted cash, beginning of year
Cash	3,805,135	10,753,118	117,434
Restricted cash	23,089	30,269	22,948
Cash and restricted cash, beginning of year	3,828,224	10,783,387	140,382
Reconciliation of cash and restricted cash, end of year
Cash	2,262,881	3,805,135	10,753,118
Restricted cash	26,127	23,089	30,269
Cash and restricted cash, end of year	2,289,008	3,828,224	10,783,387
Effect of exchange rate changes on cash and restricted cash	(28,365)	(85,046)	144,349
Net increase (decrease) in cash and restricted cash	(1,539,216)	(6,955,163)	10,643,005
Cash and restricted cash, beginning of year	3,828,224	10,783,387	140,382
Cash and restricted cash, end of year	2,289,008	3,828,224	10,783,387
Supplemental disclosures of non-cash activities:
Lease liabilities arising from obtaining right-of-use assets		$ 177,022